Gulf of Mexico oil spill	6 Months Ended
Jun. 30, 2018
Significant Events [Abstract]
Gulf of Mexico oil spill
Gulf of Mexico oil spill

(a) Overview
The information presented in this note should be read in conjunction with Note 2 of the financial statements and pages 270-272 of Legal proceedings included in BP Annual Report and Form 20-F 2017.
The group income statement includes a post-tax charge for the second quarter of $193 million relating to business economic loss (BEL) claims and $126 million relating to other claims and litigation. The group income statement also includes finance costs relating to the unwinding of discounting effects relating to payables.
The amounts set out below reflect the impacts on the financial statements of the Gulf of Mexico oil spill for the periods presented. The income statement, balance sheet and cash flow statement impacts are included within the relevant line items in those statements as set out below.

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
Income statement
Production and manufacturing expenses	433	347	519	382
Profit (loss) before interest and taxation	(433)	(347)	(519)	(382)
Finance costs	118	121	238	247
Profit (loss) before taxation	(551)	(468)	(757)	(629)
Taxation	106	154	167	202
Profit (loss) for the period	(445)	(314)	(590)	(427)
The cumulative pre-tax income statement charge since the incident, in April 2010, amounts to $66,522 million.

	30 June	31 December
$ million	2018	2017
Balance sheet
Current assets
Trade and other receivables	207	252
Current liabilities
Trade and other payables	(2,464)	(2,089)
Provisions	(253)	(1,439)
Net current assets (liabilities)	(2,510)	(3,276)
Non-current assets
Deferred tax assets	1,775	2,067
Non-current liabilities
Other payables	(12,047)	(12,253)
Provisions	(172)	(1,141)
Deferred tax liabilities	3,816	3,634
Net non-current assets (liabilities)	(6,628)	(7,693)
Net assets (liabilities)	(9,138)	(10,969)

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
Cash flow statement - Operating activities
Profit (loss) before taxation	(551)	(468)	(757)	(629)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Net charge for interest and other finance expense, less net interest paid	118	121	238	247
Net charge for provisions, less payments	48	298	102	293
Movements in inventories and other current and non-current assets and liabilities	(693)	(1,976)	(2,281)	(4,230)
Pre-tax cash flows	(1,078)	(2,025)	(2,698)	(4,319)

Note 2. Gulf of Mexico oil spill (continued)
Cash outflows in 2018 and 2017 include payments made under the 2012 agreement with the US government to resolve all federal criminal claims arising from the incident and the 2016 consent decree and settlement agreement with the United States and the five Gulf coast states. Included in the current quarter cash outflow are payments of $550 million relating to the 2016 consent decree and settlement agreement. Net cash from operating activities relating to the Gulf of Mexico oil spill, on a post-tax basis, amounted to an outflow of $707 million and $2,421 million in the second quarter and half year of 2018 respectively. For the same periods in 2017, the amount was an outflow of $2,025 million and $4,319 million respectively.

(b) Provisions and other payables
Provisions
Movements in the remaining provision, which relates to litigation and claims, are shown in the table below.

$ million
At 1 April 2018	2,231
Net increase in provision	411
Reclassified to other payables	(1,816)
Utilization	(401)
At 30 June 2018	425
Movements in the remaining provision, which relates to litigation and claims, for the half year are shown in the table below.

$ million
At 1 January 2018	2,580
Net increase in provision	476
Reclassified to other payables	(1,875)
Utilization	(756)
At 30 June 2018	425

The provision includes amounts for the future cost of resolving claims by individuals and businesses for damage to real or personal property, lost profits or impairment of earning capacity and loss of subsistence use of natural resources.
PSC settlement
Provisions and other payables include the latest estimate for the remaining costs associated with the 2012 Plaintiffs’ Steering Committee (PSC) settlement. These costs relate predominantly to business economic loss (BEL) claims and associated administration costs. The amounts ultimately payable may differ from the amount provided and the timing of payments is uncertain.
The settlement programme’s determination of BEL claims was substantially completed by the end of 2017 and remaining claims continued to be processed in the first half of 2018 with only a very small number of claims now remaining to be determined. Nevertheless, a significant number of BEL claims determined by the settlement programme have been and continue to be appealed by BP and/or the claimants. During the second quarter settlement agreements were reached with claimants for a significant proportion of the provision existing at the beginning of the quarter. Amounts payable under these settlement agreements have been reclassified from provisions to other payables. The remaining amount provided for includes the latest estimate of the amounts that are expected ultimately to be paid to resolve outstanding BEL claims. Claims under appeal will ultimately only be resolved once the full judicial appeals process has been concluded, including appeals to the Federal District Court and Fifth Circuit, as may be the case, or when settlements are reached with individual claimants. Depending upon the ultimate resolution of these claims, the amounts payable may differ from those currently provided.
Payments to resolve outstanding claims under the PSC settlement are expected to be made over a number of years. The timing of payments, however, is uncertain, and, in particular, will be impacted by how long it takes to resolve claims that have been appealed and may be appealed in the future.

Other payables
Other payables includes amounts reclassified from provisions during the period which are payable over a period of up to nine years.
Other payables also includes amounts payable under the consent decree and settlement agreement with the United States and the five Gulf coast states for natural resource damages, state claims and Clean Water Act penalties, BP’s remaining commitment to fund the Gulf of Mexico Research Initiative, and amounts payable for economic loss and property damage claims settled in earlier periods.
Further information on provisions, other payables, and contingent liabilities is provided in BP Annual Report and Form 20-F 2017 - Financial statements - Note 2.